Share-Based Compensation And Other Related Information - Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	317,417	1,143,348	698,387
Weighted average remaining contractual life of outstanding share options	3 years 7 months 2 days
Weighted Average Exercise Price (CAD$ per share)	$ 18.78	$ 33.84	$ 15.00
Number Exercisable at Year End (shares) | shares	298,420
Weighted Average Exercise Price (CAD$ per share)	$ 17.95
$9.76 - $23.61 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	269,727
Weighted average remaining contractual life of outstanding share options	3 years 5 months 15 days
Weighted Average Exercise Price (CAD$ per share)	$ 15.75
Number Exercisable at Year End (shares) | shares	269,727
Weighted Average Exercise Price (CAD$ per share)	$ 15.75
$9.76 - $23.61 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)	9.76
$9.76 - $23.61 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)	$ 23.61
$23.62 - $35.21 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	22,788
Weighted average remaining contractual life of outstanding share options	5 years 11 months 4 days
Weighted Average Exercise Price (CAD$ per share)	$ 26.54
Number Exercisable at Year End (shares) | shares	11,396
Weighted Average Exercise Price (CAD$ per share)	$ 26.54
$23.62 - $35.21 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)	23.62
$23.62 - $35.21 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)	$ 35.21
$35.22 - $46.53 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	22,019
Weighted average remaining contractual life of outstanding share options	3 years 1 month 17 days
Weighted Average Exercise Price (CAD$ per share)	$ 41.68
Number Exercisable at Year End (shares) | shares	14,414
Weighted Average Exercise Price (CAD$ per share)	$ 42.85
$35.22 - $46.53 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)	35.22
$35.22 - $46.53 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)	$ 46.53
$46.54 - $65.71 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	2,883
Weighted average remaining contractual life of outstanding share options	10 months 2 days
Weighted Average Exercise Price (CAD$ per share)	$ 65.71
Number Exercisable at Year End (shares) | shares	2,883
Weighted Average Exercise Price (CAD$ per share)	$ 65.71
$46.54 - $65.71 [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)	46.54
$46.54 - $65.71 [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)	$ 65.71